Finance Costs, Net - Components of Net Interest Expense (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interest expense:
Debt	$ 37	$ 28	$ 65	$ 58
Other, net	8	8	15	14
Fair value (gains) losses on financial instruments
Debt	(6)	0	(7)	0
Fair value hedges	6	0	7	0
Cash flow hedges, transfer from equity	0	(28)	0	(27)
Net foreign exchange losses on debt	0	28	0	27
Net interest expense - debt and other	45	36	80	72
Net interest expense - leases	4	4	7	7
Net interest expense - pension and other post-employment benefit plans	5	6	11	13
Interest income	(7)	(11)	(12)	(27)
Net interest expense	$ 47	$ 35	$ 86	$ 65